Consolidated Statements of Operations, Comprehensive Loss and Deficit (CAD)	12 Months Ended			93 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Expenses
Exploration and evaluation	5,068,100	4,716,218	4,944,227	54,511,098
Development	3,726,622	5,258,072	6,931,303	24,770,533
General and administrative	7,498,960	4,883,212	5,430,480	39,735,701
Write-off of mineral properties		381,252	102,439	803,336
Costs and Expenses	(16,293,682)	(15,238,754)	(17,408,449)	(119,820,668)
Interest income	240,596	351,995	890,915	9,578,101
Loss on equity investment (note 7)	(310,941)	(29,432)	(17,855)	(358,228)
Foreign exchange gain (loss)	183,927	(1,558,108)	(3,506,111)	687,947
Other income (loss)	(76,776)	56,211	940,237	883,034
Loss before income taxes	(16,256,876)	(16,418,088)	(19,101,263)	(109,029,814)
Income tax expense			(77,055)	(295,540)
Net loss and comprehensive loss for the period	(16,256,876)	(16,418,088)	(19,178,318)	(109,325,354)
Deficit - Beginning of period	(93,068,478)	(76,650,390)	(57,472,072)
Deficit - End of period	(109,325,354)	(93,068,478)	(76,650,390)	(109,325,354)
Loss per common share:
Basic and diluted	(0.16)	(0.17)	(0.20)
Weighted average number of common shares outstanding:
Basic and diluted	103,467,475	97,341,702	93,857,257